File No. 33-7497

811-04765

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 [X]

 Pre-Effective Amendment No.  [__]

 Post-Effective Amendment No. 53  [X]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 [X]

 Amendment No. 53  [X]

(Check appropriate box or boxes.)

Dreyfus New York AMT-Free Municipal Bond Fund

(Exact Name of Registrant as Specified in Charter)

c/o The Dreyfus Corporation

200 Park Avenue, New York, New York 10166

(Address of Principal Executive Offices) (Zip Code)

 Registrant's Telephone Number, including Area Code: (212) 922-6400

Bennett A. MacDougall, Esq.

200 Park Avenue

New York, New York 10166

(Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box)

 X immediately upon filing pursuant to paragraph (b)

 __ on (date) pursuant to paragraph (b)

 ____ days after filing pursuant to paragraph (a)(1)

 __ on (date) pursuant to paragraph (a)(1)

 ____ days after filing pursuant to paragraph (a)(2)

 __ on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

 __ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

 Pursuant to the requirements of the Securities Act of 1933, the Registrant, Dreyfus New York AMT-Free Municipal Bond Fund, certifies that it meets all of the requirements for effectiveness of this Amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, and State of New York on the 18th day of April 2016.

Dreyfus New York AMT-Free Municipal Bond Fund

BY:	/s/ Bradley J. Skapyak*
Bradley J. Skapyak, PRESIDENT

 Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Signatures	Title	Date

/s/ Bradley J. Skapyak*	President (Principal Executive Officer)	4/18/2016

Bradley J. Skapyak

/s/ James Windels*	Treasurer (Principal Financial and Accounting Officer)	4/18/2016

James Windels

/s/ Joseph S. DiMartino*	Chairman of the Board	4/18/2016

Joseph S. DiMartino

/s/ Francine J. Bovich*	Board Member	4/18/2016

Francine J. Bovich

/s/ Peggy C. Davis*	Board Member	4/18/2016

Peggy C. Davis

/s/ Diane Dunst*	Board Member	4/18/2016

Diane Dunst

/s/ Robin A. Melvin*	Board Member	4/18/2016

Robin A. Melvin

/s/ Nathan Leventhal*	Board Member	4/18/2016

Nathan Leventhal

*BY:	/s/ Joni L. Charatan

Joni L. Charatan Attorney-in-Fact

INDEX OF EXHIBITS

Exhibits

EX-101.INS – Instance Document.

EX-101.SCH – Taxonomy.

EX-101.CAL – Calculation Linkbase.

EX-101.DEF – Definition Linkbase.

EX-101.LAB – Labels Linkbase.

EX-101.PRE – Presentation Linkbase.